CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Mar. 29, 2019
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	151,573,363	127,697,055
Common stock, shares outstanding	149,541,085	125,664,777
Treasury stock, shares	2,032,278	2,032,278